Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000054091
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Without Sales Load [Member] | C000054090
Average Annual Return [Line Items]
Average Annual Return, Percent	9.19%	12.65%	3.60%
Without Sales Load [Member] | C000054091
Average Annual Return [Line Items]
Average Annual Return, Percent	9.27%	12.73%	3.67%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	17.05%	13.07%	14.21%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	17.05%	13.07%	14.21%
NACC2 Index: Spliced Market Neutral Index in USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Spliced Market Neutral Index in USD
Average Annual Return, Percent	4.40%	3.31%	2.23%
NACC2 Index: Spliced Market Neutral Index in USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Spliced Market Neutral Index in USD
Average Annual Return, Percent	4.40%	3.31%	2.23%